FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 6,749
Carrying value | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	458,241	$ 263,530
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	6,749
Fair value | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 458,241	$ 263,530